Investment Securities and Mortgage-Backed Securities (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investment Securities and Mortgage-Backed Securities
Gross Unrealized Gains	$ 8,168,637	$ 5,190,816
More than 12 Months, Unrealized Loss	(2,994,656)	(4,378,166)
Book Value	223,459,850	193,416,416
Fair Value	228,369,261	193,605,166
Realized Loss	34,337	356,980	27,588
Trust preferred securities
Investment Securities and Mortgage-Backed Securities
Number of securities in unrealized loss position	5	9
Number of securities in unrealized gain position	4
Investment in securities in an unrealized gain position	4,400,000
Gross Unrealized Gains	1,568,106
Payments received on trust preferred securities	911,555	299,504
Interest income realized	228,555
More than 12 Months, Unrealized Loss	(1,530,026)	(2,651,506)
Securities in continuous loss position having variable rates of interest on nonaccrual status	1,200,000
Book Value	5,583,365	6,266,366
Fair Value	5,621,445	3,614,860
Unrealized Gain (Loss)	38,080
Realized Loss	4,883,053
Trust preferred securities | Variable rate interest securities
Investment Securities and Mortgage-Backed Securities
Number of securities in unrealized loss position on nonaccrual status		6
Securities in continuous loss position having variable rates of interest on nonaccrual status	1,200,000	2,700,000
Trust preferred securities | Fixed rate interest securities
Investment Securities and Mortgage-Backed Securities
Number of securities in unrealized loss position on nonaccrual status		3
Number of securities in an unrealized loss position on accrual status	3
Preferred Term Ltd. one
Investment Securities and Mortgage-Backed Securities
Book Value	609,698
Fair Value	991,219
Unrealized Gain (Loss)	381,521
Realized Loss	337,591
Number of Banks and Insurance Companies Currently Performing	12
Actual Deferrals and Defaults as % of Original Collateral	39.00%
Expected Additional Deferrals and Defaults as % of Performing Collateral	6.64%
Excess Subordination Defaults as % of Performing Collateral	(21.41%)
Preferred Term Ltd. two
Investment Securities and Mortgage-Backed Securities
Book Value	1,235,248
Fair Value	1,903,141
Unrealized Gain (Loss)	667,893
Realized Loss	683,159
Number of Banks and Insurance Companies Currently Performing	12
Actual Deferrals and Defaults as % of Original Collateral	39.00%
Expected Additional Deferrals and Defaults as % of Performing Collateral	6.64%
Excess Subordination Defaults as % of Performing Collateral	(21.41%)
Preferred Term Ltd. three
Investment Securities and Mortgage-Backed Securities
Book Value	823,499
Fair Value	1,268,760
Unrealized Gain (Loss)	445,261
Realized Loss	455,440
Number of Banks and Insurance Companies Currently Performing	12
Actual Deferrals and Defaults as % of Original Collateral	39.00%
Expected Additional Deferrals and Defaults as % of Performing Collateral	6.64%
Excess Subordination Defaults as % of Performing Collateral	(21.41%)
Preferred Term X
Investment Securities and Mortgage-Backed Securities
Book Value	755,634
Fair Value	520,044
Unrealized Gain (Loss)	(235,590)
Realized Loss	1,163,085
Number of Banks and Insurance Companies Currently Performing	34
Actual Deferrals and Defaults as % of Original Collateral	35.70%
Expected Additional Deferrals and Defaults as % of Performing Collateral	15.22%
Excess Subordination Defaults as % of Performing Collateral	(34.67%)
Preferred Term XV with class B-2
Investment Securities and Mortgage-Backed Securities
Book Value	634,119
Fair Value	262,506
Unrealized Gain (Loss)	(371,613)
Realized Loss	365,881
Number of Banks and Insurance Companies Currently Performing	50
Actual Deferrals and Defaults as % of Original Collateral	32.20%
Expected Additional Deferrals and Defaults as % of Performing Collateral	10.79%
Excess Subordination Defaults as % of Performing Collateral	(42.51%)
Preferred Term XV with class B-3
Investment Securities and Mortgage-Backed Securities
Book Value	640,993
Fair Value	269,017
Unrealized Gain (Loss)	(371,976)
Realized Loss	359,007
Number of Banks and Insurance Companies Currently Performing	50
Actual Deferrals and Defaults as % of Original Collateral	32.20%
Expected Additional Deferrals and Defaults as % of Performing Collateral	10.79%
Excess Subordination Defaults as % of Performing Collateral	(42.51%)
Preferred Term XXVI with class C-1
Investment Securities and Mortgage-Backed Securities
Book Value	673,435
Fair Value	122,588
Unrealized Gain (Loss)	(550,847)
Realized Loss	311,757
Number of Banks and Insurance Companies Currently Performing	47
Actual Deferrals and Defaults as % of Original Collateral	29.10%
Expected Additional Deferrals and Defaults as % of Performing Collateral	21.14%
Excess Subordination Defaults as % of Performing Collateral	(20.06%)
Preferred Term XXVI with class D-1
Investment Securities and Mortgage-Backed Securities
Realized Loss	496,788
Number of Banks and Insurance Companies Currently Performing	47
Actual Deferrals and Defaults as % of Original Collateral	29.10%
Expected Additional Deferrals and Defaults as % of Performing Collateral	21.14%
Excess Subordination Defaults as % of Performing Collateral	(30.81%)
MMCF IX
Investment Securities and Mortgage-Backed Securities
Book Value	210,739
Fair Value	284,170
Unrealized Gain (Loss)	73,431
Realized Loss	$ 710,345
Number of Banks and Insurance Companies Currently Performing	17
Actual Deferrals and Defaults as % of Original Collateral	41.06%
Expected Additional Deferrals and Defaults as % of Performing Collateral	8.13%
Excess Subordination Defaults as % of Performing Collateral	(52.97%)